Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2025
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about depreciation and amortization expense

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2025	2024	2023
Depreciation of property, plant and equipment
Depreciation of machinery, equipment, computers and IT equipment	13	(3,660)	(3,153)	(2,672)
Depreciation of leasehold improvements	13	(644)	(697)	(529)
Depreciation of right-of-use assets	14	(15,056)	(10,317)	(10,832)
Depreciation of property, plant and equipment		(19,360)	(14,167)	(14,033)
Amortization of intangible assets
Amortization of cost to fulfill customer contracts		(2,044)	(1,753)	(1,897)
Amortization of customer relationships		(223)	(223)	(10,562)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of software		(29,680)	(24,872)	(21,390)
Amortization of other intangible assets		(871)	(529)	(909)
Amortization of intangible assets	15	(35,055)	(29,614)	(36,995)
Total Depreciation and Amortization		(54,415)	(43,782)	(51,028)